CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net revenues	$ 98,957	613,990	492,606	410,803
Cost of revenues	(44,772)	(277,789)	(180,521)	(143,685)
Gross profit	54,185	336,201	312,085	267,118
Operating expenses:
Selling and marketing expenses	(40,734)	(252,736)	(183,619)	(143,376)
General and administrative expenses	(9,359)	(58,071)	(52,565)	(54,367)
Research and development expenses	(3,731)	(23,149)	(21,918)	(17,587)
Total operating expenses	(53,824)	(333,956)	(258,102)	(215,330)
Operating income	361	2,245	53,983	51,788
Interest income	2,846	17,658	11,687	13,323
Foreign currency exchange (loss)/income , net	(219)	(1,361)	1,935	(1,845)
Other income, net	737	4,572	9,104	4,898
Income before income tax	3,725	23,114	76,709	68,164
Income tax expenses	(485)	(3,007)	(13,053)	(9,227)
Net income	3,240	20,107	63,656	58,937
Net income	3,240	20,107	63,656	58,937
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	287	1,780	(9,018)	(772)
Comprehensive income	$ 3,527	21,887	54,638	58,165
Net income per share:
Basic (in CNY and dollars per share)	$ 0.07	0.45	1.42	1.27
Diluted (in CNY and dollars per share)	$ 0.07	0.44	1.39	1.23
Weighted average shares used in calculating net income per share, basic (in shares)	44,423,885	44,423,885	44,910,676	46,297,314
Weighted average shares used in calculating net income per share, diluted (in shares)	45,390,809	45,390,809	45,827,922	47,743,098
Net income per ADS:
Basic (in CNY and dollars per share)	$ 0.11	0.68	2.13	1.91
Diluted (in CNY and dollars per share)	$ 0.11	0.66	2.08	1.85
Weighted average shares used in calculating net income per ADS, basic (in shares)	29,615,923	29,615,923	29,940,450	30,864,876
Weighted average shares used in calculating net income per ADS, diluted (in shares)	30,260,539	30,260,539	30,551,948	31,828,732